Reserves	12 Months Ended
Jun. 30, 2026
Reserves
Reserves

17.Reserves

Accumulated losses

Accumulated losses comprise cumulative accounting profits and losses since incorporation.

Share capital

The share capital comprises the issued ordinary shares of the Company at par value.

Share premium

The share premium comprises the excess value recognised from the issue of ordinary shares above par value.

Exchange reserve

The exchange reserve comprises exchange differences arising on translation of assets from functional currency £ to presentational currency US$. As the Group is primarily involved in the exploration and exploitation of mineral resources in the US, the consolidated and Company financial statements are presented in US$.

Share based payment reserve

The share based payment reserve comprises of amounts recognised for the fair value of share options and warrants granted.

17.Reserves (continued)

Capital contribution

The capital contribution represents the value of loans assigned from subsidiary undertakings as part of a Group reorganisation. The loans were acquired by the Company following the collapse of three Group companies, namely Golden Metal Resources Australia Pty Ltd, Black Fire Industrial Minerals Pty Ltd and Industrial Minerals (USA) Pty Ltd, and the acquisition of debt due to Thor Mining Plc.

A Share Purchase Agreement (SPA) was entered into with Thor Mining Plc on 14 December 2021 for the acquisition of 1,256,350 ordinary shares in Black Fire Industrial Minerals Pty Ltd by Golden Metal Resources Australia Pty Ltd. Debt due to Thor Mining Plc from BFM Resources Inc. and Pilot Metals Inc. of AUD$1,873k and AUD$2,064k respectively was acquired by Golden Metal Resources Australia Pty Ltd during the transaction.

Following the transaction, Golden Metal Resources Australia Pty Ltd, Black Fire Industrial Minerals Pty Ltd and Industrial Minerals (USA) Pty Ltd, all previously subsidiaries of the Company, were deregistered or liquidated. Intragroup debt amounting to US$5,897k, including the debt acquired from Thor Mining Plc by Golden Metal Resources Australia Pty Ltd, was transferred to the Company. This has been recognised as a capital contribution in these Financial Statements.

Consideration of US$1,765k, comprising 48,118,920 ordinary shares and 12,500,000 warrants for ordinary shares in Power Metal Resources Plc and US$115k in cash, was settled by Power Metal Resources Plc to Thor Mining Plc on behalf of Golden Metal Resources Australia Pty Ltd.

The consideration paid by Power Metal Resources Plc of US$1,765k was recharged to the Company and capitalised as an intangible asset.